STATEMENTS OF COMPREHENSIVE INCOME (LOSS)(Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Other comprehensive income (loss), tax	$ 0	$ 0	$ 0